Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2024 USD ($)
Cost
Less than one year	$ 7,620
One to five years	56,663
Five to ten years	12,590
Ten years or greater	253
Total	77,126
Fair Value
Less than one year	7,588
One to five years	55,465
Five to ten years	12,027
Ten years or greater	252
Total	$ 75,332